Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Key Management Personnel Compensation

As a result, the aggregate compensation for the Group’s key management is comprised of the following:

(in millions of Euros)	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Short term employee benefits	8	10	8
Directors’ fees	1	1	1
Share-based compensation	4	2	2
Post-employments benefits	—	—	1
Termination benefits	1	1	1
Employer social contribution	1	2	1

Total	15	16	14